Vessels, Port Terminal and Other Fixed Assets, Net (Table) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Line Items]
Balance	$ 1,809,225	$ 1,821,101	$ 1,821,101
Additions	(64,569)
Impairment losses	(15,004)
Vessel disposals	(94,767)
Other disposals	(19)
Write offs	(34)		50,565	$ 0	$ 0
Vessel acquisition	10,202
Revaluation of vessels due to termination of capital lease obligation	0	5,243	5,243	0	210
Transfers from deposits for vessels, port terminal and other fixed assets	49,421	137,357	137,357	0	0
Transfers to other long term-assets	(26)	0
Balance	1,694,429		1,809,225	1,821,101
Cost
Property Plant And Equipment [Line Items]
Balance	2,553,047	2,529,488	2,529,488	2,434,639	2,425,931
Additions	6,493		11,122	65,154	8,918
Impairment losses	(59,003)		(104,157)
Vessel disposals	(94,767)		(15,488)
Other disposals	(156)
Write offs	(55)		(32)
Vessel acquisition	10,255
Restructure of capital lease					(210)
Revaluation of vessels due to termination of capital lease obligation			(5,243)
Transfers from deposits for vessels, port terminal and other fixed assets	49,421		137,357	29,695
Transfers to other long term-assets	(26)
Balance	2,465,209		2,553,047	2,529,488	2,434,639
Cost | Vessels
Property Plant And Equipment [Line Items]
Balance	1,814,965	1,930,950	1,930,950	1,841,140	1,841,140
Additions				60,115
Impairment losses			(104,157)
Vessel disposals			(11,828)
Transfers from deposits for vessels, port terminal and other fixed assets				29,695
Balance			1,814,965	1,930,950	1,841,140
Cost | Port Terminals (Navios Logistics)
Property Plant And Equipment [Line Items]
Balance	251,641	109,224	109,224	108,686	106,399
Additions			5,060	2,051	2,287
Transfers from deposits for vessels, port terminal and other fixed assets			137,357	(1,513)
Balance			251,641	109,224	108,686
Cost | Tanker vessels, barges and pushboats (Navios Logistics)
Property Plant And Equipment [Line Items]
Balance	472,081	475,378	475,378	470,944	464,966
Additions			5,531	738	6,188
Vessel disposals			(3,585)
Restructure of capital lease					(210)
Revaluation of vessels due to termination of capital lease obligation			(5,243)
Transfers from deposits for vessels, port terminal and other fixed assets				3,696
Balance			472,081	475,378	470,944
Cost | Other fixed assets
Property Plant And Equipment [Line Items]
Balance	14,360	13,936	13,936	13,869	13,426
Additions			531	2,250	443
Vessel disposals			(75)
Write offs			(32)
Transfers from deposits for vessels, port terminal and other fixed assets				(2,183)
Balance			14,360	13,936	13,869
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(743,822)	(708,387)	(708,387)	(610,678)	(514,788)
Additions	(71,062)		(97,114)	(97,709)	(95,890)
Impairment losses	43,999		58,034
Vessel disposals			3,613
Other disposals	137
Write offs	21
Write offs			32
Vessel acquisition	(53)
Balance	(770,780)		(743,822)	(708,387)	(610,678)
Accumulated Depreciation | Vessels
Property Plant And Equipment [Line Items]
Balance	(536,518)	(521,535)	(521,535)	(447,688)	(376,794)
Additions			(73,017)	(73,847)	(70,894)
Impairment losses			58,034
Balance			(536,518)	(521,535)	(447,688)
Accumulated Depreciation | Port Terminals (Navios Logistics)
Property Plant And Equipment [Line Items]
Balance	(32,628)	(27,391)	(27,391)	(23,898)	(20,467)
Additions			(5,237)	(3,493)	(3,431)
Balance			(32,628)	(27,391)	(23,898)
Accumulated Depreciation | Tanker vessels, barges and pushboats (Navios Logistics)
Property Plant And Equipment [Line Items]
Balance	(164,056)	(150,038)	(150,038)	(131,144)	(111,137)
Additions			(17,603)	(18,894)	(20,007)
Vessel disposals			3,585
Balance			(164,056)	(150,038)	(131,144)
Accumulated Depreciation | Other fixed assets
Property Plant And Equipment [Line Items]
Balance	(10,620)	(9,423)	(9,423)	(7,948)	(6,390)
Additions			(1,257)	(1,475)	(1,558)
Vessel disposals			28
Write offs			32
Balance			(10,620)	(9,423)	(7,948)
Net Book Value
Property Plant And Equipment [Line Items]
Balance	1,809,225	1,821,101	1,821,101	1,823,961	1,911,143
Additions	(64,569)		(85,992)	(32,555)	(86,972)
Impairment losses	(15,004)		(46,123)
Vessel disposals	(94,767)		(11,875)
Other disposals	(19)
Write offs	(34)
Vessel acquisition	10,202
Restructure of capital lease					(210)
Revaluation of vessels due to termination of capital lease obligation			(5,243)
Transfers from deposits for vessels, port terminal and other fixed assets	49,421		137,357	29,695
Transfers to other long term-assets	(26)
Balance	1,694,429		1,809,225	1,821,101	1,823,961
Net Book Value | Vessels
Property Plant And Equipment [Line Items]
Balance	1,278,447	1,409,415	1,409,415	1,393,452	1,464,346
Additions			(73,017)	(13,732)	(70,894)
Impairment losses			(46,123)
Vessel disposals			(11,828)
Transfers from deposits for vessels, port terminal and other fixed assets				29,695
Balance			1,278,447	1,409,415	1,393,452
Net Book Value | Port Terminals (Navios Logistics)
Property Plant And Equipment [Line Items]
Balance	219,013	81,833	81,833	84,788	85,932
Additions			(177)	(1,442)	(1,144)
Transfers from deposits for vessels, port terminal and other fixed assets			137,357	(1,513)
Balance			219,013	81,833	84,788
Net Book Value | Tanker vessels, barges and pushboats (Navios Logistics)
Property Plant And Equipment [Line Items]
Balance	308,025	325,340	325,340	339,800	353,829
Additions			(12,072)	(18,156)	(13,819)
Restructure of capital lease					(210)
Revaluation of vessels due to termination of capital lease obligation			(5,243)
Transfers from deposits for vessels, port terminal and other fixed assets				3,696
Balance			308,025	325,340	339,800
Net Book Value | Other fixed assets
Property Plant And Equipment [Line Items]
Balance	$ 3,740	$ 4,513	4,513	5,921	7,036
Additions				775
Additions			(726)		(1,115)
Vessel disposals			(47)
Transfers from deposits for vessels, port terminal and other fixed assets				(2,183)
Balance			$ 3,740	$ 4,513	$ 5,921